Financial Instruments - Fair Value and Risk Management - Summary of Instantaneous Change in Company's Income or (Loss) Before Tax (Detail) - Currency risk [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Profit or loss Strengthening	R$ (382)	R$ 2,911
Profit or loss Weakening	R$ 382	R$ (2,911)